Note 8 - Convertible Debt (PIK Notes) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Convertible Debt [Table Text Block]
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$16,152,402	$27,214,693	$43,367,095
Less: Discount	(1,453,542)	(5,488,161)	(6,941,703)
Less: Deferred Financing Cost	(201,756)	(268,436)	(470,192)
PIK Note Payable, Net	$14,497,104	$21,548,096	$35,955,200

PIK Note Derivative Liability	$748,417	$8,000,101	$8,748,518
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$16,090,721	$26,909,716	$43,000,437
Less: Discount	(1,538,299)	(7,701,839)	(9,240,138)
Less: Deferred Financing Cost	(221,280)	(294,414)	(515,694)
PIK Note Payable, Net	$14,331,142	$18,913,463	$33,244,605

PIK Note Derivative Liability	$163,634	$1,883,630	$2,047,264

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$16,090,721	$26,909,716	$43,000,437
Less: Discount	(1,538,299)	(7,701,839)	(9,240,138)
Less: Deferred Financing Cost	(221,280)	(294,414)	(515,694)
PIK Note Payable, Net	$14,331,142	$18,913,463	$33,244,605

PIK Note Derivative Liability	$163,634	$1,883,630	$2,047,264
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$14,071,008	$24,125,958	$38,196,966
Less: Discount	(1,721,898)	(13,421,225)	(15,143,123)
Less: Deferred Financing Cost	(5,064)	(8,686)	(13,750)
PIK Note Payable, Net	$12,344,046	$10,696,047	$23,040,093

PIK Note Derivative Liability	$142,909	$2,033,643	$2,176,552